Government Grants	3 Months Ended
Mar. 31, 2023
Government Grants [Abstract]
GOVERNMENT GRANTS

15. GOVERNMENT GRANTS

The Company receives government grants related to its research and development activities. The amount of government grants received during the three months ended March 31, 2023 and 2022 and recognized as research grant revenue were as follows:

	Three months ended
	March 31,
	2023	2022
Research and Development Projects
Rapid detection of antibody-based pathogens	$-	$36,288
Multi-marker test for the early detection of pancreatic cancer	28,117	51,356
	$28,117	$87,644

As of March 31, 2023 and December 31, 2022, the grants for rapid detection of antibody-based pathogens and a multi-marker test for the early detection of pancreatic cancer had remaining grant balances of approximately $35,852 and $81,706, respectively. Grant income is included as Other Income in the condensed interim consolidated statements of profit and loss.